Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Recurring fair value measurement - Significant unobservable inputs (Level 3) - GBP (£)
£ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 784	£ 727
Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	0
Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1,219)	(967)
Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	0
Corporate debt | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	23	45
Corporate debt | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Corporate debt | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(22)	(27)
Corporate debt | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Non-asset backed loans | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	295	244
Non-asset backed loans | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	1	0
Non-asset backed loans | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(535)	(450)
Non-asset backed loans | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(1)	0
Private equity investments | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	7	10
Private equity investments | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Private equity investments | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(7)	(10)
Private equity investments | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Favourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	112	53
Other | Favourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Other | Unfavourable changes | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(109)	(64)
Other | Unfavourable changes | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	123	119
Interest rate derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Interest rate derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(186)	(155)
Interest rate derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	11	16
Foreign exchange derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Foreign exchange derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(17)	(22)
Foreign exchange derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	27	79
Credit derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Credit derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(79)	(71)
Credit derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Favourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	186	161
Equity derivatives | Favourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	0	0
Equity derivatives | Unfavourable changes | Derivatives | Income statement
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	(264)	(168)
Equity derivatives | Unfavourable changes | Derivatives | Equity
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	£ 0	£ 0